Debt Obligations Level 4 (Details) - Scheduled Maturities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt and Commitments Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 80
Operating Leases, Future Minimum Payments Due, Next Twelve Months	32
Capital Leases, Future Minimum Payments Due, Next Twelve Months	2
Long-term Debt, Maturities, Repayments of Principal in Year Two	35
Capital Leases, Future Minimum Payments Due in Two Years	2
Operating Leases, Future Minimum Payments, Due in Two Years	24
Long-term Debt, Maturities, Repayments of Principal in Year Three	999
Capital Leases, Future Minimum Payments Due in Three Years	2
Operating Leases, Future Minimum Payments, Due in Three Years	16
Long-term Debt, Maturities, Repayments of Principal in Year Four	1
Capital Leases, Future Minimum Payments Due in Four Years	2
Operating Leases, Future Minimum Payments, Due in Four Years	10
Long-term Debt, Maturities, Repayments of Principal in Year Five	2,439
Capital Leases, Future Minimum Payments Due in Five Years	2
Operating Leases, Future Minimum Payments, Due in Five Years	4
Long-term Debt, Maturities, Repayments of Principal after Year Five	263
Capital Leases, Future Minimum Payments Due Thereafter	5
Operating Leases, Future Minimum Payments, Due Thereafter	9
Capital Leases, Future Minimum Payments Due	15
Operating Leases, Future Minimum Payments Due	95
Amount representing interest	(5)
Present value of minimum payments	10
Rental Expense under Operating Leases	35	$ 36	$ 36
Non-affiliated Debt [Member]
Debt and Commitments Maturities [Line Items]
Total minimum payments	$ 3,817
Australia Facility Due 2014 [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Maturity Date	Dec. 05, 2017
Australia Facility Due 2017 [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.50%	5.10%
Brazilian Bank Loans [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.90%	7.50%
Other [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.70%	4.00%
6.625% First Priority Senior Notes Due 2020 [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.625%	6.625%
Debt Instrument, Maturity Date	Apr. 15, 2020
10.00% First Priority Senior Notes Due 2020 [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%
Debt Instrument, Maturity Date	Apr. 15, 2020
8.875% Senior Secured Notes Due 2018 [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Unamortized Discount	$ 2	$ 3
Debt Instrument, Interest Rate, Stated Percentage	8.875%	8.875%
Debt Instrument, Maturity Date	Feb. 01, 2018
9.00% Second-Priority Senior Secured Notes Due 2020 [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.00%	9.00%
Debt Instrument, Maturity Date	Nov. 15, 2020
9.2% Debentures Due 2021 [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	9.20%	9.20%
Debt Instrument, Maturity Date	Mar. 15, 2021
7.875% Debentures Due 2023 [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.875%	7.875%
Debt Instrument, Maturity Date	Feb. 15, 2023
8.375% Sinking Fund Debentures Due 2016 [Member]
Debt and Commitments Maturities [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.375%	8.375%
Debt Instrument, Maturity Date	Apr. 15, 2016